Organization and Business (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Business [Abstract]
Schedule of Principal Subsidiaries of the Company

The principal subsidiaries through which the Company conducted its business operations as of December 31, 2024 are described below:

Name of Entity	Background	Ownership	Principle activities
Sky Kingwin Ltd	British Virgin Islands (“BVI”) Company	KingWin (100% Hold)	Holding company

Industry Insights Consulting Ltd	British Virgin Islands (“BVI”) Company	KingWin BVI (100% Hold) and disposed on December 30, 2024	Holding company

STRATEGIC RESEARCH SOLUTIONS LIMITED	Hong Kong (“HK”) Limited Company	Industry Insights Consulting Ltd (100% Hold) and disposed on December 30, 2024	Holding company

SKY KINGWIN (HK) LIMITED	Hong Kong (“HK”) Limited Company	KingWin BVI (100% Hold)	Holding company

Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd.	The People’s Republic of China (“PRC”) Company	KingWin HK (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services
Guangdong Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Jiangsu Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Chongqing Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Jingzhi Information Consulting Co., Ltd. (formerly known as “Shenzhen Goldman Sachs Investment Management Co., Ltd.”)	The People’s Republic of China (“PRC”) Company	Strategic Research Solutions Limited HK (100% Hold)	Holding company

Shenzhen Zhongshun Trend Information Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Jingzhi Information Consulting Co., Ltd. (100% Hold) and disposed on December 30, 2024	Holding company

Shenzhen Zhongtou Business Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold) and disposed on December 30, 2024	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Zhongtou Industry Research Institute Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold) and disposed on December 30, 2024	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Zhongtou Industry Economic Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold) and disposed on December 30, 2024	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (formerly known as “Shenzhen Tomorrow Innovation Core Technology Co., Ltd.”)	The People’s Republic of China (“PRC”) Company	KingWin HK (100% Hold) Incorporated on Aug 19, 2024

Guji Technology (Shenzhen) Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (100% Hold) Acquired on Aug 29, 2024